Aug. 23, 2018

American Beacon Flexible Bond Fund

Supplement dated August 23, 2018
to the
Prospectus and Summary Prospectus dated December 29, 2017, as previously amended or supplemented

On August 22, 2018, the Board of Trustees ("Board") of American Beacon Funds (the "Trust") approved the appointment of TwentyFour Asset Management (US) LP ("TwentyFour") as an additional sub-advisor to the American Beacon Flexible Bond Fund (the "Fund"). TwentyFour is expected to begin managing a portion of the assets of the Fund on or about September 4, 2018 ("Effective Date"). On August 22, 2018, the Board of the Trust also approved: (i) the termination of the Fund's existing sub-advisors, Brandywine Global Investment Management, LLC, Pacific Investment Management Company, LLC and Payden & Rygel, effective on or about September 28, 2018, and (ii) the reorganization of the Fund into American Beacon TwentyFour Strategic Income Fund, another series of the Trust (the "Reorganization"), which is expected to occur on or about November 16, 2018. No shareholder vote is required for the Reorganization. Prior to the closing of the Reorganization, shareholders of the Fund as of September 28, 2018 will receive a Combined Information Statement and Prospectus that includes information regarding the Reorganization.

1)	The following changes are made as of the Effective Date:

I.	In the "Fund Summary – Principal Investment Strategies" section, the first paragraph is deleted and replaced with the following:

The Fund's investment approach is flexible, allocating investments across a wide range of investment opportunities globally in an attempt to achieve positive total return regardless of market conditions. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in fixed-income instruments of varying maturities and derivative instruments that provide exposure to fixed income instruments. Fixed-income instruments include obligations issued or guaranteed by the U.S. and non-U.S. governments, their agencies or instrumentalities and political subdivisions, inflation-index-linked securities, debt securities of supranational organizations, quasi-sovereign debt, emerging markets debt, corporate bonds, trust preferred securities, convertible and non-convertible debt, contingent convertible bonds ("CoCos"), municipal securities, Rule 144A securities, variable and floating-rate securities, collateralized loan obligations ("CLOs"), commercial paper, mortgage-backed securities (commercial and residential), repurchase agreements and reverse repurchase agreements, bank certificates of deposit, fixed time deposits and bankers' acceptances, collateralized mortgage obligations ("CMO") and other mortgage-related products, asset-backed securities, money market funds, bank loans and loan participation interests. The Fund invests in fixed-income instruments without restrictions on their credit quality although, under normal market conditions, the Fund's investments in non-investment grade securities (commonly referred to as high yield or ''junk'' bonds) is limited to 40% of the Fund's total assets. The Fund will maintain a weighted-average credit quality of investment grade under normal market conditions. The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets.

II.	In the "Fund Summary – Principal Risks" section, the following risks are added in alphabetical order:

Callable Securities Risk
The Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only the prices but can also change the income flows and repayment assumptions about those investments.

Collateralized Loan Obligations ("CLOs") Risk
The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. The Fund typically will invest in CLOs collateralized by senior bank loans. Therefore, the CLOs in which the Fund invests will be subject to Loan Interests Risk. In addition, CLOs normally are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Contingent Convertible Securities ("CoCos") Risk
Contingent convertible securities ("CoCos") are either converted into equity securities of the issuer or have their principal written down if the issuer's capital falls below a predetermined "trigger" level. CoCos are subordinated debt and the Fund's claims will generally be junior to other creditors if the issuer liquidates or dissolves. Interest payments on CoCos could be canceled by the issuer or a regulator. If the issuer converts the CoCo to an equity security, the Fund would lose interest payments and potentially all income. The Fund's investment would be even further subordinated if the CoCos converted to an equity security. The issuer could alternatively write down the principal due on the CoCos. CoCos carry the general risks applicable to other fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.
  Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.

Trust Preferred Securities Risk
Trust preferred securities are subject to market risk and credit risk. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

2)	The following changes are made as of September 28, 2018:

I.
All references to Brandywine Global Investment Management, LLC, Pacific Investment Management Company, LLC and Payden & Rygel are deleted. In addition, all references to "the sub-advisors" are changed from plural to singular, as applicable.

II.	In the "Fund Summary – Fees and Expenses of the Fund" section the tables beneath the first paragraph and the corresponding footnotes to the tables are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Share Class	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Share Class	A	C	Y	Institutional	Investor
Management Fee[2]	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses	0.38%	0.37%	0.32%	0.24%	0.51%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[3]	1.31%	2.05%	1.00%	0.92%	1.19%
Fee waiver and/or expense reimbursement[4]	(0.01%)	0.00%	0.00%	(0.01%)	0.00%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.30%	2.05%	1.00%	0.91%	1.19%
1 A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2 The fee table has been restated to reflect the management fee rate currently being paid by the Fund.
3 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4 American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class and Institutional Class shares, as applicable, through October 28, 2019 to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class and 0.90% for the Institutional Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

III.	In the "Fund Summary – Example" section the tables beneath the first paragraph are deleted and replaced with the following:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$601	$870	$1,158	$1,978
C	$308	$643	$1,103	$2,379
Y	$102	$318	$552	$1,225
Institutional	$93	$292	$508	$1,130
Investor	$121	$378	$654	$1,443

Assuming no redemption of shares:

Share Class	1 Year	3 Years	5 Years	10 Years
C	$208	$643	$1,103	$2,379